Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	March 31, 2025	March 31, 2026
	US$	US$
Trade receivables – third parties	1,199,983	1,810,275
Less: Allowance for expected credit losses of trade receivables – third parties	(10,079)	(37,773)
	1,189,904	1,772,502
Other receivables:
– third parties	2,271	5,862
Deposits	68,760	68,840
Prepayments	43,545	54,099
VAT refundable	316,530	163,968
Less: Allowance for expected credit losses for non-trade receivables	(123,193)	(32,794)
	1,497,817	2,032,477

The currency profiles of the Company’s trade and other receivables as at the end of each reporting period are as follows:

	March 31, 2025	March 31, 2026
	US$	US$
United States Dollar	1,304,480	1,896,145
Khmer Riel	193,337	136,332
	1,497,817	2,032,477

Schedule of Allowance For Expected Credit Losses of Trade Receivables

The movement in allowance for expected credit losses of trade receivables — third parties computed based on lifetime ECL was as follows:

	March 31, 2025	March 31, 2026
	US$	US$
At beginning of financial year	10,079	10,079
Provision for expected credit losses	—	27,694
At beginning and end of financial year	10,079	37,773

The movement in allowance for expected credit losses of non-trade receivables was as follows:

	March 31, 2025	March 31, 2026
	US$	US$
At beginning of financial year	52,005	123,193
Provision for expected credit losses	71,188	15,894
Reversal of provision for expected credit losses	—	(106,293)
At beginning and end of financial year	123,193	32,794